Employee Stock Options, Stock Purchase Plan And Warrants	12 Months Ended
Dec. 31, 2011
Employee Stock Options, Stock Purchase Plan And Warrants [Abstract]
Employee Stock Options, Stock Purchase Plan And Warrants

NOTE F – EMPLOYEE STOCK OPTIONS, STOCK PURCHASE PLAN AND WARRANTS

Stock Option Plan

On March 3, 2009, the Company's Board of Directors approved the Amended and Restated Equity Incentive Plan (the "Amended Plan"), which amended and restated the Equity Incentive Plan, originally effective as of October 14, 2003, and previously amended and restated effective as of October 31, 2006. The Amended Plan allows for the award of equity incentives, including stock options, stock appreciation rights, restricted stock awards, stock bonus awards, deferred stock awards, and other stock-based awards to certain employees, directors, or officers of, or key advisers or consultants to, the Company or its subsidiaries. The Amended Plan provides that the maximum aggregate number of shares of the Company's common stock reserved and available for issuance under the Amended Plan is 6,500,000 and that the Amended Plan will expire on March 3, 2019.

As of December 31, 2011, option and stock awards for 4,779,170 shares were outstanding, including 350,000 options issued outside of the Amended Plan to Robert Gasparini, the Company's Chief Scientific Officer, and a total of 944,896 shares were available for future option and stock awards under the Amended Plan. Options typically expire after 5 - 10 years and generally vest over 3 or 4 years, but each grant's expiration, vesting and exercise price provisions are determined at the time the awards are granted by the Compensation Committee of the Board of Directors or by the Chairman and Chief Executive Officer by virtue of authority delegated to him by the Compensation Committee.

We account for option and stock awards under the Amended Plan in accordance with ASC Topic 718 Compensation – Stock Compensation, which requires the measurement and recognition of compensation expense in the Company's statement of operations for all share-based option and stock awards, based on estimated grant-date fair values.

ASC Topic 718 requires us to estimate the fair value of stock-based option awards on the date of grant using an option-pricing model. The grant-date fair value of the award is recognized as expense over the requisite service period using the straight-line method. In accordance with ASC Topic 718, the estimated stock-based compensation expense to be recognized is reduced by stock option forfeitures.

We estimate the grant-date fair value of stock-based option awards using a trinomial lattice model. This model is affected by our stock price on the date of the grant as well as assumptions regarding a number of highly complex and subjective variables. These variables include the expected term of the option, expected risk-free rates of return, the expected volatility of our common stock, and expected dividend yield, each of which is more fully described below. The assumptions for expected term and expected volatility are the two assumptions that significantly affect the grant date fair value.

Expected Term: The expected term of an option is the period of time that the option is expected to be outstanding. The average expected term is determined using a trinomial lattice simulation model.

Risk-free Interest Rate: We base the risk-free interest rate used in the trinomial lattice valuation method on the implied yield at the grant date of the U.S. Treasury zero-coupon issue with an equivalent term to the stock-based award being valued. Where the expected term of a stock-based award does not correspond with the term for which a zero coupon interest rate is quoted, we use the nearest interest rate from the available maturities.

Expected Stock Price Volatility: Effective January 1, 2006 until December 31, 2009, we evaluated the assumptions used to estimate volatility and determined that, under SAB 107, we should use a blended average of our volatility and the volatility of certain peer companies. We believe that the use of this blended average peer volatility which was more reflective of market conditions and a better indicator of our expected volatility due to the limited trading history available for our Company since its last change of control, prior to which we operated under a different business model. Effective January 1, 2010 since we had sufficient historical data since our last change of control we began to use our own historical weekly volatility because that was more reflective of market conditions.

Dividend Yield: Because we have never paid a dividend and do not expect to begin doing so in the foreseeable future, we have assumed a 0% dividend yield in valuing our stock-based awards.

The fair value of each stock option award granted during the years ended December 31, 2011 and 2010 was estimated as of the grant date using a trinomial lattice model with the following weighted average assumptions:

	2011	2010
Expected term (in years)	3.6	3.6
Risk-free interest rate (%)	1.18%	1.3%
Expected volatility (%)	55%	58%
Dividend yield (%)	0%	0%
Weighted average fair value/share at grant date	$0.51	$0.46

The status of our stock options and stock awards are summarized as follows:

	Number Of Shares	Weighted Average Exercise Price
Outstanding at December 31, 2009	5,161,652	$0.86
Granted	942,000	1.19
Exercised	(102,166)	0.66
Canceled	(531,442)	1.43

Outstanding at December 31, 2010	5,470,044	0.87
Granted	519,000	1.39
Exercised	(382,500)	0.95
Canceled	(827,374)	1.15

Outstanding at December 31, 2011	4,779,170	0.87

Exercisable at December 31, 2011	3,832,586	$0.76

The following table summarizes information about our options outstanding at December 31, 2011:

	Options Outstanding			Options Exercisable
Range of Exercise Prices ($)	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
0.00 – 0.30	980,000	2.86	$0.25	980,000	2.86	$0.25
0.31 – 0.46	22,500	3.71	0.35	22,500	3.71	0.35
0.47 – 0.61	101,500	4.29	0.50	101,500	4.30	0.50
0.62 – 0.83	2,019,511	3.85	0.77	1,884,011	3.83	0.77
0.84 – 1.08	310,996	3.05	1.02	237,871	2.99	1.02
1.09 – 1.47	938,664	4.13	1.40	378,455	4.06	1.43
1.48 – 1.84	405,999	3.30	1.59	228,249	3.30	1.60

	4,779,170	3.61	$0.87	3,832,586	3.61	$0.76

As of December 31, 2011, the aggregate intrinsic value of all stock options outstanding and expected to vest was approximately $2,668,000 and the aggregate intrinsic value of currently exercisable stock options was approximately $2,532,000. The intrinsic value of each option share is the difference between the fair market value of NeoGenomics common stock and the exercise price of such option share to the extent it is "in-the-money". Aggregate intrinsic value represents the value that would have been received by the holders of in-the-money options had they exercised their options on the last trading day of the year and sold the underlying shares at the closing stock price on such day. The intrinsic value calculation is based on the $1.40 closing stock price of NeoGenomics Common Stock on December 30, 2011, the last trading day of 2011. The total number of in-the-money options outstanding and exercisable as of December 31, 2011 was approximately 3,279,000.

The total intrinsic value of options exercised during the years ended December 31, 2011 and 2010 was approximately $126,000 and $72,000, respectively. Intrinsic value of exercised shares is the total value of such shares on the date of exercise less the cash received from the option holder to exercise the options. The total cash proceeds received from the exercise of stock options was approximately $367,000 and $68,000 for the years ended December 31, 2011 and 2010, respectively.

The total fair value of options granted during the years ended December 31, 2011 and 2010 was approximately $267,000 and $408,000, respectively. The total fair value of option shares vested during the years ended December 31, 2011 and 2010 was approximately $321,000 and $311,000.

Stock compensation cost recognized for the years ended December 31, 2011 and 2010 was approximately $285,000 and $411,000, respectively. We will only recognize a tax benefit from windfall tax deductions for stock-based awards in additional paid-in capital if an incremental tax benefit is realized after all other tax attributes currently available have been utilized. As of December 31, 2011, there was approximately $263,000 of total unrecognized stock-based compensation cost, related to unvested stock options granted under the Amended Plan. This cost is expected to be recognized over a weighted-average period of 1.50 years.

On April 14, 2011, our Chief Financial Officer, Mr. Cardoza, was granted an additional option to purchase 100,000 shares of common stock at an exercise price of $1.46 per share. Such option has a five year term and vests 25,000 shares per year on the anniversary of the grant date for the first four years after the grant. In the event of a change of control of the Company, all of Mr. Cardoza's unvested options shall immediately vest. These options are valued at $49,520 based on a trinomial lattice model with the following terms:

Expected term in years	2.4
Risk-free interest rate (%)	1.53%
Weighted average expected volatility (%)	55.5%
Dividend yield (%)	0%

On January 6, 2012, as described more fully in Note M "Subsequent Events", Dr. Maher Albitar was granted an option to purchase up to 250,000 shares of the Company's common stock in connection with his appointment as Chief Medical Officer.

On February 14, 2012, as described more fully in Note M "Subsequent Events", Douglas M. VanOort, our CEO, was granted supplemental non-qualified stock options to purchase up to 800,000 shares of the Company's common stock.

Employee Stock Purchase Plan

Effective January 1, 2007, the Company began sponsoring an Employee Stock Purchase Plan ("ESPP"), under which eligible employees may purchase Common Stock, by means of limited payroll deductions, at a 5% discount from the fair market value of the Common Stock as of specific dates. In accordance with ASC Topic 718-50 Compensation – Stock Compensation – Employee Share Purchase Plans, the ESPP is considered non-compensatory and does not require the recognition of compensation cost because the discount offered to employees does not exceed 5%. Shares issued pursuant to this plan were 122,401 and 122,179 for the period ended December 31, 2011 and 2010, respectively.

Common Stock Warrants

From time to time, the Company issues warrants to purchase its common stock. These warrants have been issued for consulting services, in connection with the company's credit facilities or in connection with sales of its common stock, and in connection with employment agreements or for compensation to directors. These warrants are valued using an option pricing model and using the volatility, market price, strike price, risk-free interest rate and dividend yield appropriate at the date the warrants were issued. Stock compensation cost recognized for the years ended December 31, 2011 and 2010 was approximately $173,000 and $204,000, respectively.

Warrant activity is summarized as follows:

	Shares	Weighted Average Exercise Price
Warrants outstanding, December 31, 2009	5,891,750	$0.59
Granted	450,000	1.50
Exercised	(15,000)	0.62
Expired	—	—
Cancelled	—	—

Warrants outstanding, December 31, 2010	6,326,750	0.65
Granted	—	—
Exercised	(4,170,000)	0.29
Expired	—	—
Cancelled	—	—

Warrants outstanding, December 31, 2011	2,156,750	$1.34

The following table summarizes information on warrants outstanding on December 31, 2011:

Number outstanding	Exercise price	Issued	Expire
100,000	$1.49	03/15/2007	03/13/2012
550,000	$1.50	06/06/2007	06/05/2012
348,417	$1.50	06/06/2007	06/05/2012
83,333	$0.75	02/09/2009	02/08/2014
625,000	$1.05	03/16/2009	03/15/2014
450,000	$1.50	5/3/2010	5/2/2017

2,156,750	$1.34

During January 2012, as described more fully in Note M "Subsequent Events", the Company issued Dr. Maher Albitar a warrant (the "Warrant") to purchase up to 200,000 shares of the Company's common stock.